Share-Based Compensation - 2013 Incentive Scheme (Detail) - 2013 Incentive Scheme - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding at the beginning of the year	44,791,941
Granted	0
Forfeited	(3,417,123)
Exercised	(2,111,675)
Outstanding Modified	(33,251,025)	(44,791,941)		(33,251,025)	(6,012,118)	(44,791,941)
Outstanding at the end of the year	33,251,025	44,791,941
Vested and expected to vest at end of year | shares				33,251,025
Exercisable | shares				33,251,025
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)	$ 0.33
Granted (in dollars per share)	0
Forfeited (in dollars per share)	0.34
Exercised (in dollars per share)	0.15
Outstanding at the end of the year Modified (in dollars per share)	0.34	$ 0.33		$ 0.34	$ 0.34	$ 0.33
Outstanding at the end of the year (in dollars per share)	0.34	0.33
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)	1.13
Granted (in dollars per share)	0
Forfeited (in dollars per share)	1.02
Exercised (in dollars per share)	1.59
Outstanding at end of year Modified (in dollars per share)	1.13	1.13		$ 1.13	$ 1.10	$ 1.13
Outstanding at end of year (in dollars per share)	$ 1.13	$ 1.13
Weighted Average Remaining Contractual Term
Outstanding	4 years 3 days	5 years 3 days
Aggregate Intrinsic Value
Outstanding at the beginning of the year	$ 12,546
Outstanding at the end of the year	$ 765	$ 12,546
Unvested at beginning of year	0
Number of ordinary shares, Vested	(1,052,546)
Number of ordinary shares, Forfeited	(28,515)
Unvested Modified	0	0		4,931,057	6,012,118	0
Unvested at end of year	4,931,057	0
Unvested at beginning of year (in dollars per share)	$ 0
Vested (in dollars per share)	1.02
Forfeited (in dollars per share)	1.33
Unvested at end of year Modified (in dollars per share)	0	$ 0		$ 1.17	$ 1.14	$ 0
Unvested at end of year (in dollars per share)	$ 1.17	$ 0
Restricted shares with an option feature
Aggregate Intrinsic Value
Risk-free interest rates, minimum		2.97%	2.78%
Risk-free interest rates, maximum		3.58%	2.99%
Expected volatility range, minimum		56.30%	56.10%
Expected volatility range, maximum		57.20%	57.50%
Expected dividend yield		0.00%	0.00%
Expected exercise multiple		2.2	2.2
Restricted shares with an option feature | Minimum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)			$ 0.84			1.06
Fair value per option granted (US$)		$ 0.79	0.53
Restricted shares with an option feature | Maximum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)			1.21			$ 1.43
Fair value per option granted (US$)		$ 1.15	$ 0.88